UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Alpha Intelligent ETFs

Alpha Intelligent – Large Cap Growth ETF (AILG)

Alpha Intelligent – Large Cap Value ETF (AILV)

SEMI-ANNUAL REPORT

April 30, 2022
(Unaudited)

Alpha Intelligent ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Alpha Intelligent - Large Cap Growth ETF	3
Alpha Intelligent - Large Cap Value ETF	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statement of Changes in Net Assets	9
Alpha Intelligent - Large Cap Growth ETF	9
Alpha Intelligent - Large Cap Value ETF	10
Financial Highlights	11
Notes to Financial Statements	13
Board Consideration & Approval of Advisory Agreement	19
Supplemental Information	21
Review of Liquidity Risk Management Program	22

Alpha Intelligent ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2021 to April 30, 2022), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 11/1/21	Beginning Account Value 12/1/21^	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During the Period
Alpha Intelligent – Large Cap Growth ETF
Actual	N/A	$1,000.00	$ 731.80	0.85%	$3.04(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$ 1,020.58	0.85%	$4.26(2)
Alpha Intelligent – Large Cap Value ETF
Actual	N/A	$1,000.00	$ 984.20	0.85%	$3.49(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$ 1,020.58	0.85%	$4.26(2)

(^)	Fund commenced operations on December 1, 2021.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days since inception, 151 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Advertising Services — 2.9%
The Trade Desk, Inc. - Class A (a)	271	$15,967

Aerospace and Defense — 1.4%
TransDigm Group, Inc. (a)	13	7,733

Applications Software — 3.2%
Intuit, Inc. (a)	42	17,587

Coatings/Paint — 1.3%
Sherwin-Williams Co.	26	7,149

Commercial Services — 1.9%
CoStar Group, Inc. (a)	164	10,434

Commercial Services - Finance — 2.7%
Block, Inc. (a)	96	9,556
Equifax, Inc.	25	5,088
		14,644
Communications Software — 1.3%
Zoom Video Communications, Inc. - Class A (a)	69	6,870

Computer Aided Design — 0.8%
Synopsys, Inc. (a)	15	4,302

Computer Software — 14.3%
Cloudflare, Inc. - Class A (a)	276	23,775
Datadog, Inc. - Class A (a)	152	18,359
MongoDB, Inc. (a)	22	7,808
Snowflake, Inc. - Class A (a)	168	28,802
		78,744
Consulting Services — 2.4%
Gartner, Inc. (a)	24	6,973
Verisk Analytics, Inc.	31	6,326
		13,299
Data Processing/Management — 1.4%
Fiserv, Inc. (a)	79	7,736

Diagnostic Equipment — 9.1%
10X Genomics, Inc. - Class A (a)	90	4,298
Danaher Corp.	130	32,647
Thermo Fisher Scientific, Inc.	24	13,270
		50,215
Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc. (a)	10	4,305

Distribution/Wholesale — 1.0%
Copart, Inc. (a)	48	5,455

Drug Delivery Systems — 1.0%
Dexcom, Inc. (a)	13	5,312

E-Commerce/Products — 1.0%
Wayfair, Inc. - Class A (a)	68	5,232

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
E-Commerce/Services — 3.2%
DoorDash, Inc. - Class A (a)	219	$17,833

Electronic Connectors — 1.8%
Amphenol Corp. - Class A	142	10,153

Electronic Forms — 1.7%
Adobe, Inc. (a)	23	9,107

Enterprise Software Services — 8.9%
Bill.com Holdings, Inc. (a)	77	13,145
salesforce.com, Inc. (a)	96	16,890
Veeva Systems, Inc. - Class A (a)	72	13,101
Workday, Inc. - Class A (a)	29	5,994
		49,130
Entertainment Software — 2.6%
Unity Software, Inc. (a)	216	14,345

Finance - Credit Card — 3.3%
Mastercard, Inc. - Class A	50	18,169

Internet Content and Entertainment — 2.4%
Netflix, Inc. (a)	27	5,140
Twitter, Inc. (a)	167	8,186
		13,326
Investment Management/Advisor Services — 0.8%
Apollo Global Management, Inc.	83	4,130

Medical Instruments — 1.4%
Intuitive Surgical, Inc.	31	7,418

Medical Products — 1.6%
Align Technology, Inc. (a)	13	3,769
Stryker Corp.	21	5,066
		8,835
Medical - Biomedical/Genetics — 3.4%
Royalty Pharma PLC - Class A (b)	318	13,540
Vertex Pharmaceuticals, Inc. (a)	18	4,918
		18,458
Medical - Drugs — 2.5%
Zoetis, Inc.	78	13,825

Medical - HMO — 4.9%
UnitedHealth Group, Inc.	53	26,953

Multimedia — 0.9%
The Walt Disney Co. (a)	42	4,688

Physician Practice Management — 1.2%
agilon health, Inc. (a)	365	6,486

Retail - Auto Parts — 0.7%
O’Reilly Automotive, Inc. (a)	6	3,639

Retail - Automobile — 0.8%
Carvana Co. (a)	72	4,173

Retail - Discount — 0.9%
Dollar General Corp.	22	5,226

Theaters — 1.5%
Live Nation Entertainment, Inc. (a)	79	8,286

Web Portals/ISP — 5.9%
Alphabet, Inc. - Class C (a)	14	32,191
TOTAL COMMON STOCKS (Cost $673,732)		531,355

Real Estate Investment Trust (REITS) — 1.1%
American Tower Corp.	25	6,025
TOTAL REITS (Cost $5,768)		6,025

MONEY MARKET FUNDS — 2.2%
First American Government Obligations Fund - Class X, 0.22% (c)	11,841	11,841
TOTAL MONEY MARKET FUNDS (Cost $11,841)		11,841

TOTAL INVESTMENTS (Cost $691,341) — 100.1%		549,221
Other assets and liabilities, net - (0.1)%		(372)
TOTAL NET ASSETS — 100.0%		$548,849

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Aerospace and Defense — 2.9%
Lockheed Martin Corp.	49	$21,174

Aerospace and Defense - Equipment — 1.9%
L3Harris Technologies, Inc.	59	13,703

Agricultural Biotech — 1.2%
Corteva, Inc.	159	9,173

Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	99	8,867

Apparel Manufacturers — 2.9%
Hanesbrands, Inc.	817	10,833
VF Corp.	204	10,608
		21,441
Automobile - Medium and Heavy Duty Trucks - 1.6%
PACCAR, Inc.	140	11,627

Beverage - Non-Alcoholic — 8.3%
Coca-Cola Co.	225	14,537
PepsiCo, Inc.	272	46,705
		61,242
Broadcast Service and Program — 1.3%
Fox Corp. - Class B	289	9,606

Cable and Satellite TV — 2.7%
Charter Communications, Inc. - Class A (a)	24	10,284
Comcast Corp. - Class A	234	9,304
		19,588
Commercial Services - Finance — 2.5%
Automatic Data Processing, Inc.	85	18,545

Computer Services — 3.6%
Cognizant Technology Solutions Corp. - Class A	327	26,454

Cosmetics and Toiletries — 2.0%
Colgate-Palmolive Co.	187	14,408

Data Processing/Management — 2.1%
Paychex, Inc.	124	15,715

Distribution/Wholesale — 1.2%
Fastenal Co.	155	8,573

Diviersified Manufacturing Operations — 2.7%
Illinois Tool Works, Inc.	45	8,870
Parker-Hannifin Corp.	42	11,374
		20,244
Drug Delivery Systems — 2.4%
Becton Dickinson and Co.	71	17,551

E-Commerce/Services — 1.2%
Uber Technologies, Inc. (a)	289	9,098

Electronic Components and Semiconductors — 3.6%
Microchip Technology, Inc.	172	11,214
Texas Instruments, Inc.	90	15,323
		26,537

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Electronic Measuring Instruments — 1.4%
Agilent Technologies, Inc.	89	$10,615

Enterprise Software and Services — 1.8%
Oracle Corp.	183	13,432

Fiduciary Banks — 1.4%
Northern Trust Corp.	104	10,717

Finance - Credit Card — 2.3%
American Express Co.	97	16,947

Finance - Investment Banking — 3.1%
Charles Schwab Corp.	345	22,884

Food - Confectionary — 1.2%
Mondelez International, Inc. - Class A	133	8,576

Life and Health Insurance — 1.5%
Principal Financial Group, Inc.	159	10,834

Machinery - Construction and Mining — 2.4%
Caterpillar, Inc.	83	17,475

Medical - Drugs — 2.0%
Bristol-Myers Squibb Co.	201	15,129

Medical - HMO — 1.4%
Humana, Inc.	23	10,225

Medical Instruments — 2.2%
Medtronic PLC (b)	154	16,071

Medical - Wholesale Drug Distributor — 1.3%
AmerisourceBergen Corp.	66	9,985

Multi-Line Insurance — 4.2%
American International Group, Inc.	168	9,830
Chubb Ltd. (b)	104	21,471
		31,301
Networking Products — 1.7%
Cisco Systems, Inc.	263	12,882

Oil Companies, Exploration and Production — 2.0%
EOG Resources, Inc.	126	14,712

Oil - Field Services — 1.3%
Baker Hughes Co.	313	9,709

Private Equity — 2.5%
KKR & Co., Inc.	362	18,451

Property/Casualty Insurance — 1.3%
The Travelers Cos., Inc.	54	9,237

Software Tools — 1.5%
VMware, Inc. - Class A	102	11,020

Super - U.S. Regional Banks — 2.8%
The PNC Financial Services Group, Inc.	51	8,471
U.S. Bancorp	243	11,800
		20,271
Telephone - Integrated — 1.7%
Verizon Communications, Inc.	266	12,316

Transportation - Rail — 4.7%
Union Pacific Corp.	148	34,675

Transportation Services — 1.5%
FedEx Corp.	54	10,732

Web Portals/ISP — 4.3%
Alphabet, Inc. - Class A (a)	14	31,951
TOTAL COMMON STOCKS (Cost $740,661)		713,693

Real Estate Investment Trusts (REITs) — 1.1%
Simon Property Group, Inc.	68	8,024
TOTAL REITS (Cost $9,839)		8,024

MONEY MARKET FUNDS — 2.1%
First American Government Obligations Fund - Class X, 0.22% (c)	15,427	15,427
TOTAL MONEY MARKET FUNDS (Cost $15,427)		15,427

TOTAL INVESTMENTS (Cost $765,927) — 100%		737,144
Other assets and liabilities, net — 0.0% (d)		(17)
TOTAL NET ASSETS — 100.0%		$737,127

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	Alpha Intelligent - Large Cap Growth ETF	Alpha Intelligent - Large Cap Value ETF
Assets
Investments, at value (cost $691,341 and $765,927, respectively)	$549,221	$737,144
Dividend and interest receivable	57	530
Total assets	549,278	737,674

Liabilities
Payable to Adviser	429	547
Total liabilities	429	547
Net Assets	$548,849	$737,127

Net Assets Consists of:
Paid-in capital	$745,298	$762,443
Total distributable earnings (accumulated losses)	(196,449)	(25,316)
Net Assets	$548,849	$737,127

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,000	30,000
Net Asset Value, redemption price and offering price per share	$18.29	$24.57

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Operations

For the Period Ended April 30, 2022(1) (Unaudited)

	Alpha Intelligent - Large Cap Growth ETF	Alpha Intelligent - Large Cap Value ETF
Investment Income
Dividend income	$989	$5,455
Interest income	—	6
Total investment income	989	5,461

Expenses
Investment advisory fees	2,455	2,307
Total expenses	2,455	2,307
Net investment income (loss)	(1,466)	3,154

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(52,863)	1,062
Net change in unrealized appreciation/depreciation on investments	(142,120)	(28,783)
Net realized and unrealized loss	(194,983)	(27,721)
Net decrease in net assets from operations	$(196,449)	$(24,567)

(1)	The Funds commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022(1) (Unaudited)
From Operations
Net investment loss	$(1,466)
Net realized loss on investments	(52,863)
Net change in unrealized appreciation/depreciation on investments	(142,120)
Net decrease in net assets resulting from operations	(196,449)

From Capital Share Transactions
Proceeds from shares sold	2,038,518
Cost of shares redeemed	(1,293,220)
Net increase in net assets resulting from capital share transactions	745,298

Total Increase in Net Assets	548,849

Net Assets
Beginning of period	—
End of period	$548,849

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	80,000
Shares redeemed	(50,000)
Shares outstanding, end of period	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022(1) (Unaudited)
From Operations
Net investment income	$3,154
Net realized gain on investments	1,062
Net change in unrealized appreciation/depreciation on investments	(28,783)
Net increase in net assets resulting from operations	(24,567)

From Distributions
Distributable earnings	(749)
Total distributions	(749)

From Capital Share Transactions
Proceeds from shares sold	762,443
Net increase in net assets resulting from capital share transactions	762,443

Total Increase in Net Assets	737,127

Net Assets
Beginning of period	—
End of period	$737,127

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	30,000
Shares outstanding, end of period	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended April 30, 2022(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment loss(2)	(0.05)
Net realized and unrealized loss	(6.66)
Total from investment operations	(6.71)

Net Asset Value, End of Period	$18.29

Total return, at NAV(3)(4)	-26.82%
Total return, at Market(3)(4)	-26.98%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$549

Ratio of expenses to average net assets(5)	0.85%
Ratio of net investment income (loss) to average net assets(5)	-0.51%
Portfolio turnover rate(4)(6)	98%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended April 30, 2022(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.12
Net realized and unrealized loss	(0.51)
Total from investment operations	(0.39)

Less distributions paid:
From net investment income	(0.04)
Total distributions paid	(0.04)

Net Asset Value, End of Period	$24.57

Total return, at NAV(3)(4)	-1.58%
Total return, at Market(3)(4)	-1.66%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$737

Ratio of expenses to average net assets(5)	0.85%
Ratio of net investment income (loss) to average net assets(5)	1.16%
Portfolio turnover rate(4)(6)	103%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations of the Fund.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.	ORGANIZATION

The Alpha Intelligent – Large Cap Growth ETF (“AILG”) and Alpha Intelligent – Large Cap Value ETF (“AILV”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

AILG is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on growth potential. In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

AILV is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on value stocks. In seeking to achieve the Fund’s investment objective, the Adviser implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, are as follows:

Alpha Intelligent – Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$531,355	$—	$—	$531,355
Real Estate Investment Trusts (REITs)	6,025	—	—	6,025
Money Market Funds	11,841	—	—	11,481
Total Investments - Assets	$549,221	$—	$—	$549,221

Alpha Intelligent – Large Cap Value ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$713,693	$—	$—	$713,693
Real Estate Investment Trusts (REITs)	8,024	—	—	8,024
Money Market Funds	15,427	—	—	15,427
Total Investments - Assets	$737,144	$—	$—	$737,144

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on December 1, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Alpha Intelligent ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
AILG	$46,157	$(14,790)
AILV	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AILG	$702,932	$616,999	$1,926,696	$1,280,254
AILV	707,504	673,382	715,317	—

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

7.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2022, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Alpha Intelligent ETFs

Board Consideration & Approval of Advisory Agreement

(Unaudited)

At a meeting held on September 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (the “Adviser”) and the Trust, on behalf of Alpha Intelligent – Large Cap Value ETF and Alpha Intelligent – Large Cap Growth ETF (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Trustees’ responsibilities relating thereto. The consideration of the Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from its relationship with the Trust and the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the overall advisory fee for each Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, furnishing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Fund, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by the Adviser.

Alpha Intelligent ETFs

Board Consideration & Approval of Advisory Agreement

(Unaudited) (Continued)

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board reviewed the proposed expense ratio for each Fund and compared each Fund’s expense ratio to its respective Category Peer Group (defined below) as follows:

Alpha Intelligent – Large Cap Value ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Large Value ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Alpha Intelligent – Large Cap Growth ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Large Growth ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s respective shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

Alpha Intelligent ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at https://alpha-intelligent-strategies.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://alpha-intelligent-strategies.com.

Alpha Intelligent ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/7/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/7/2022

*	Print the name and title of each signing officer under his or her signature.